U.S. Equity Fund

                               SEMi-ANNUAL REPORT
                                 April 30, 2000

                       THE 59 WALL STREET U.S. EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2000
                                   (unaudited)

ASSETS:
      Investments in U.S. Equity Portfolio ("Portfolio"), at value (Note 1)   $23,000,072
                                                                              -----------
           Total Assets ...................................................   $23,000,072
                                                                              -----------
LIABILITIES:
      Payables for:
        Capital stock redeemed ............................................         5,986
        Shareholder servicing/eligible institution fees (Note 2) ..........         4,742
        Administrative fee (Note 2) .......................................         2,371
        Custody fee .......................................................         2,727
        Accrued expenses and other liabilities ............................        15,798
                                                                              -----------
           Total Liabilities ..............................................        31,624
                                                                              -----------

NET ASSETS ................................................................   $22,968,448
                                                                              ===========

Net Assets Consist of:
       Paid-in capital ....................................................   $19,465,252
       Distributions in excess of net investment income ...................       (65,147)
       Accumulated net realized loss ......................................      (626,969)
       Net unrealized appreciation ........................................     4,195,312
                                                                              -----------

Net Assets ................................................................   $22,968,448
                                                                              ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($22,968,448 / 1,732,591 shares) ....................................        $13.26
                                                                                   ======

                        See Notes to Financial Statements

                       THE 59 WALL STREET U.S. EQUITY FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2000
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Dividend and other income allocated from Portfolio .....   $ 127,080
        Expenses allocated from Portfolio ......................    (107,006)
                                                                   ---------
            Total Income .......................................      20,074
                                                                   ---------
      Expenses:
        Shareholder servicing/eligible institution fees (Note 2)      29,963
        Administrative fee (Note 2) ............................      14,981
        Directors' fees and expenses (Note 2) ..................       5,973
        Miscellaneous expenses .................................      34,304
                                                                   ---------
            Total Expenses .....................................      85,221
                                                                   ---------
      Net Investment Loss ......................................     (65,147)
                                                                   ---------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments .........................       1,253
      Net change in unrealized appreciation on investments .....     721,514
                                                                   ---------
           Net Realized and Unrealized Gain ....................     722,767
                                                                   ---------
      Net Increase in Net Assets Resulting from Operations .....   $ 657,620
                                                                   =========

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. Dollars)

                                                                            For the
                                                                        six months ended        For the
                                                                         April 30, 2000       year ended
                                                                           (unaudited)     October 31, 1999
                                                                        ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment loss ...........................................   $    (65,147)     $    (59,857)
        Net realized gain on investments ..............................          1,253         9,448,439
        Net change in unrealized appreciation on investments ..........        721,514        (2,058,842)
                                                                          ------------      ------------
           Net increase in net assets resulting from operations .......        657,620         7,329,740
                                                                          ------------      ------------
      Dividends and distributions declared (Note 1):

        From net realized gains .......................................     (7,012,360)      (18,375,827)
                                                                          ------------      ------------
           Total dividends and distributions declared .................     (7,012,360)      (18,375,827)
                                                                          ------------      ------------

      Capital stock transactions (Note 4):
        Net proceeds from sales of capital stock ......................      6,350,225        15,468,025
        Net asset value of capital stock issued to shareholders in
          reinvestment of distributions ...............................      5,568,229        15,628,940
        Net cost of capital stock redeemed ............................     (8,165,016)      (56,535,671)
                                                                          ------------      ------------
           Net increase (decrease) in net assets resulting from capital
              stock transactions ......................................      3,753,438       (25,438,706)
                                                                          ------------      ------------

              Total decrease in net assets ............................     (2,601,302)      (36,484,793)

NET ASSETS:
      Beginning of year ...............................................     25,569,750        62,054,543
                                                                          ------------      ------------
      End of year .....................................................   $ 22,968,448      $ 25,569,750
                                                                          ============      ============

                       See Notes to Financial Statements.

                      THE 59 WALL STREET U. S. EQUITY FUND

                              FINANCIAL HIGHLIGHTS

                   Selected per share data and ratios for a share outstanding throughout each period

                                            For the six
                                            months ended            For the years ended October 31,
                                           April 30, 2000   -----------------------------------------------
                                             (unaudited)    1999      1998      1997      1996        1995
                                             ----------     ----      ----      ----      ----        ----
Net asset value, beginning of period ......     $17.70     $50.88    $52.73    $42.30    $36.46      $29.84

Income from investment operations:
  Net investment income / (loss) ..........      (0.04)     (0.04)     0.03      0.21      0.16        0.26
  Net realized and unrealized gain ........       0.62       6.30      1.24     12.22      6.75        7.15

Less dividends and distributions (Note 1):
  From net investment income ..............         --         --        --     (0.14)    (0.20)      (0.28)
  In excess of net investment income ......         --         --        --     (0.05)       --          --
  Net realized gains ......................      (5.02)    (39.44)    (3.12)    (1.81)    (0.87)      (0.51)
                                                ------     ------    ------    ------    ------      ------
Net asset value, end of period ............     $13.26     $17.70    $50.88    $52.73    $42.30      $36.46
                                                ======     ======    ======    ======    ======      ======
Total return(1) ...........................       2.70%     24.17%     2.50%    30.29%    19.32%      25.50%

Ratios/Supplemental data:
  Net assets, end of period (000's omitted)    $22,968    $25,570   $62,055   $69,045   $50,773     $32,000
  Expenses as a percentage of average
     net assets:
   Expenses paid by Fund(1) ...............       1.61%      1.35%     1.15%     1.20%     1.20%       1.20%
   Expense offset .........................       0.00%      0.05%     0.06%     0.02%      n/a         n/a
                                                ------     ------    ------    ------    ------      ------
       Total Expenses .....................       1.61%(2)   1.40%     1.21%     1.22%     1.20%       1.20%

Ratio of net investment income/(loss) to
  average net assets ......................     (0.54)%(2)  (0.22)%    0.04%     0.23%     0.40%       0.84%
Portfolio turnover rate ...................       N/A(3)      124%      104%       37%       42%         69%


----------

1    Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

     Ratio of expenses to average
       net assets .....................          N/A          N/A       N/A      1.16%     1.21%       1.28%
     Total return .....................          N/A          N/A       N/A     30.33%    19.31%      25.42%

      Furthermore, the ratio of expenses to average net assets for the years ended October 31, 1997, 1996 and 1995 reflects fees paid with brokerage commission and fees reduced in connection with specific arrangements. Had these arrangements not been in place, this ratio would have been 1.18%, 1.30% and 1.38%, respectively. The expense reimbursement agreement was terminated on July 1, 1997.

2     Annualized.

3 Portfolio turnover rate represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The
      Portfolio turnover rate for the period since the Fund transferred all of its assets to the Portfolio is shown in the Portfolio's Financial
      Statements which are included elsewhere in this report.

                       See Notes to Financial Statements.

                       THE 59 WALL STREET U.S. EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street U.S. Equity Fund (the "Fund") is a separate, non-diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992.

      The Fund invests all of its investable assets in the U.S. Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 22% at April 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Valuation of investments by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Accounting for Investments. The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the portfolio at the time of such determination.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards These timing differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV. These distributions do not constitute a return of capital.

            D. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid semi-annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Administrative Fee The Corporation has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such

                       THE 59 WALL STREET U.S. EQUITY FUND

                                   (unaudited)

compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2000, the Fund incurred $14,981 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the six months ended April 30, 2000, the Fund incurred $29,963 for shareholder servicing/eligible institution services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2000 the Fund incurred $5,973 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $0.001 per share, of which 25,000,000 shares have been classified as shares of the Fund. Transactions in shares of capital stock were as follows:

                                                               For the six months
                                                              ended April 30, 2000         For the year
                                                                   (unaudited)        ended October 31, 1999
                                                              --------------------    ----------------------
Capital stock sold .......................................            418,238                  895,268
Capital stock issued in connection with reinvestment
 of dividends and distributions ..........................            411,546                1,018,172
Capital stock repurchased ................................           (541,809)              (1,688,560)
                                                                      -------                ---------
Net increase .............................................            287,975                  224,880
                                                                      =======                =========

                              U.S. EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 2000
                                   (unaudited)

    Shares                                                              Value
    -------                                                         ------------
                 COMMON STOCKS (99.8%)

                 BASIC MATERIALS (3.0%)
     14,240      Alcoa, Inc. ................................        $   923,820
     28,530      DuPont E.I. DeNemours & Co. ................          1,353,392
     23,650      International Paper Co. ....................            869,137
                                                                     -----------
                 TOTAL BASIC MATERIALS ......................          3,146,349
                                                                     -----------
                 CAPITAL GOODS/DURABLES (8.9%)
     33,240      General Electric Co. .......................          5,226,990
     23,745      Honeywell International, Inc. ..............          1,329,720
     23,690      Dover Corp. ................................          1,203,748
     23,840      Illinois Tool Works, Inc. ..................          1,527,250
                                                                     -----------
                 TOTAL CAPITAL
                   GOODS/DURABLES ...........................          9,287,708
                                                                     -----------

                 CONSUMER NON-DURABLES (5.7%)
     18,920      Avon Products, Inc. ........................            785,180
     25,960      BestFoods ..................................          1,304,490
     28,430      Coca Cola Co. ..............................          1,337,987
     26,060      Estee Lauder Companies, Inc. ...............          1,149,897
     23,690      Procter & Gamble Co. .......................          1,412,516
                                                                     -----------
                 TOTAL CONSUMER
                 NON-DURABLES ...............................          5,990,070
                                                                     -----------

                 ENERGY (5.0%)
     42,743      Exxon Mobil Corp. ..........................          3,320,597
     52,030      Williams Companies, Inc. ...................          1,941,369
                                                                     -----------
                 TOTAL ENERGY ...............................          5,261,966
                                                                     -----------

                 FINANCE (14.6%)
      7,100      American Express Co. .......................          1,065,444
     22,628      American International Group ...............          2,482,009
     66,230      Bank of New York Co, Inc. ..................          2,719,569
     56,855      Citigroup, Inc. ............................          3,379,319
     18,915      Fannie Mae .................................          1,140,811
     60,830      Fleetboston Financial Corp. ................          2,155,663
     14,170      Merrill Lynch & Co., Inc. ..................          1,444,454
     18,890      SunTrust Banks, Inc. .......................            958,667
                                                                     -----------
                 TOTAL FINANCE ..............................         15,345,936
                                                                     -----------

                 HEALTH CARE (9.0%)
     47,946      Pharmacia Corp.* ...........................          2,394,303
     42,685      Bristol Myers Squibb Co. ...................          2,238,295
     14,250      Guidant Corp.* .............................            817,594
     32,940      Lilly (Eli) & Co. ..........................          2,546,674
     28,430      Medtronic, Inc. ............................          1,476,583
                                                                     -----------
                 TOTAL HEALTH CARE ..........................          9,473,449
                                                                     -----------

                 RETAIL (7.0%)
     28,330      Gap, Inc .....................................        1,041,127
     14,180      Best Buy Co., Inc.* ..........................        1,145,035
     28,360      Costco Wholesale Corp.* ......................        1,533,213
     28,470      CVS Corp. ....................................        1,238,445
     42,772      Home Depot Inc. ..............................        2,397,905
                                                                    ------------
                 TOTAL RETAIL .................................        7,355,725
                                                                    ------------
                 SERVICES (11.6%)
     28,550      New York Times Co. (Class A) .................        1,175,903
     28,520      CBS Corp.* ...................................        1,675,550
     33,080      AT&T Corp. ...................................        1,544,423
     28,120      Carnival Corp. ...............................          699,485
     23,690      Cox Communications, Inc.* ....................        1,014,228
     49,750      MCI Worldcom, Inc.* ..........................        2,260,516
     28,380      Qwest Communications
                 International, Inc. ..........................        1,230,983
     28,430      Time Warner, Inc. ............................        2,556,923
                                                                    ------------
                 TOTAL SERVICES ...............................       12,158,011
                                                                    ------------

                 TECHNOLOGY (30.2%)
     47,500      Automatic Data Processing, Inc. 2,556,094
     23,645      Texas Instruments, Inc. ......................        3,851,179
      6,620      Applied Materials, Inc.* .....................          673,999
     66,210      Cisco Systems, Inc.* .........................        4,590,214
     26,090      Computer Associates
                 International, Inc. ..........................        1,456,148
     47,150      Dell Computer Corp.* .........................        2,363,394
     14,190      EMC Corp.* ...................................        1,971,523
     23,620      International Business
                 Machines Corp. ...............................        2,636,583
     41,925      Lucent Technologies, Inc. ....................        2,607,211
     56,810      Microsoft Corp.* .............................        3,962,498
     11,756      Nortel Networks Corp. ........................        1,331,367
     33,050      Sun Microsystems, Inc.* ......................        3,038,534
     11,930      PE Corp. .....................................          715,800
                                                                    ------------
                 TOTAL TECHNOLOGY .............................       31,754,544
                                                                    ------------

                 UTILITIES (4.8%)

     37,670      DTE Energy Co. ...............................        1,228,984
     42,680      GTE Corp. ....................................        2,891,570
     23,800      DQE, Inc. ....................................          910,350
                                                                    ------------
                 TOTAL UTILITIES ..............................        5,030,904
                                                                    ------------
                 TOTAL COMMON STOCKS ..........................      104,804,662
                                                                    ------------

                             U.S. EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                           April 30, 2000 (continued)
                                   (unaudited)

TOTAL INVESTMENTS (identified cost $102,164,895) (a) .....  99.8%  $104,804,662
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ...........   0.2        246,871
                                                           ------  ------------
NET ASSETS ............................................... 100.0%  $105,051,533
                                                           ======  ============

----------
*     Non-income producing security

(a) The aggregate cost for federal income tax purposes is $102,164,895, the aggregate gross unrealized appreciation is $10,032,557, and the aggregate gross unrealized depreciation is $7,392,790, resulting in net unrealized appreciation of $2,639,767.

                       See Notes to Financial Statements.

                             U.S. EQUITY PORTOFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2000
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified cost $102,164,895) (Note 1)   $104,804,662
      Cash ......................................................................        269,852
      Receivables for:
        Contributions ...........................................................         21,118
        Dividends and other receivables .........................................         58,874
                                                                                    ------------
           Total Assets .........................................................   $105,154,506
                                                                                    ------------

LIABILITIES:
      Payables for:
        Withdraws ...............................................................          3,514
        Advisory fee (Note 2) ...................................................         55,530
        Custody fee (Note 2) ....................................................         17,093
        Administration fee (Note 2) .............................................          2,990
        Accrued expenses and other liabilities ..................................         23,846
                                                                                    ------------
           Total Liabilities ....................................................        102,973
                                                                                    ------------

NET ASSETS ......................................................................   $105,051,533
                                                                                    ============

Net Assets Consist of:
        Paid-in capital .........................................................   $102,411,766
        Net unrealized appreciation .............................................      2,639,767
                                                                                    ------------

Net Assets ......................................................................   $105,051,533
                                                                                    ============

                       See Notes to Financial Statements.

                              U.S. EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2000
                                   (unaudited)

INVESTMENT INCOME:
      Income:
        Interest .........................................   $    16,294
        Dividends (net of withholding tax of $76,589) ....       290,461
                                                             -----------
            Total Income .................................       306,755
                                                             -----------

      Expenses:

        Advisory fee (Note 2) ............................       265,525
        Custody fee (Note 2) .............................        31,326
        Administrative fee (Note 2) ......................        14,298
        Directors' fees and expenses (Note 2) ............         8,664
        Miscellaneous expenses ...........................        21,020
                                                             -----------

            Total Expenses ...............................       340,833
                                                             -----------
              Fees paid indirectly .......................        (4,304)
                                                             -----------
              Net Expenses ...............................       336,529
                                                             -----------
            Net Investment Loss ..........................       (29,774)
                                                             -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) (Notes 1 and 3):
      Net realized loss on investments ...................    (1,040,588)
      Net change in unrealized appreciation on investments     2,639,767
                                                             -----------

           Net Realized and Unrealized Gain ..............     1,599,179
                                                             -----------

      Net Increase in Net Assets Resulting from Operations   $ 1,569,405
                                                             ===========

                       See Notes to Financial Statements.

                              U.S. EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                     For the six months ended April 30, 2000
                                   (unaudited)

                                                                    For the six
                                                                   months ended
                                                                  April 30, 2000
                                                                  --------------
INCREASE IN NET ASSETS:
      Operations:
        Net investment loss ..................................   $     (29,774)
        Net realized loss on investments .....................      (1,040,588)
        Net change in unrealized appreciation on investments .       2,639,767
                                                                 -------------
          Net increase in net assets resulting from operations       1,569,405
                                                                 -------------

      Capital Transactions:
        Proceeds from contributions ..........................     140,388,712
        Value of withdrawals .................................     (36,906,584)
                                                                 -------------

           Net incresase in net assets resulting from capital
             transactions ....................................     103,482,128
                                                                 -------------

             Total increase in net assets ....................     105,051,533

NET ASSETS:
      Beginning of period ....................................               0
                                                                 -------------
      End of period ..........................................   $ 105,051,533
                                                                 =============

                       See Notes to Financial Statements.

                              U.S. EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout the period
                                   (unaudited)

                                                        For the six
                                                       months ended
                                                      April 30, 2000
                                                      --------------
Ratios/Supplemental Data:
  Net assets, end of period (000's omitted) ........    $105,052
  Expenses as a percentage of average net assets:
      Expenses paid by Portfolio ...................        0.83%(1)
      Expense offset arrangement ...................        0.01%(1)
                                                            ----
            Total Expenses .........................        0.84%
                                                           -----
  Ratio of net investment loss to average net assets       (0.07)%(1)
  Portfolio turnover rate ..........................          215%

----------
 1    Annualized


                       See Notes to Financial Statements.

                              U.S. EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws if the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999.

      The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Interest income is accrued daily.

            C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As Such, each investor in the Portfolio will be subject to taxation on its shares of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the six months ended April 30, 2000, the Portfolio incurred $265,525 for advisory services.

      Administrative Fee. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2000, the Portfolio incurred $14,298 for administrative services.

                              U.S. EQUITY PORTFOLIO

                                   (unaudited)

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee calculated and paid monthly. For the six months ended April 30, 2000, the Portfolio incurred $31,326 for custody services. These fees were reduced $4,304 as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Directors' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the six months ended April 30, 2000 the Portfolio incurred $8,664 for these fees.

      3. Investment Transactions. For the six months ended April 30, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $170,679,391 and $88,268,081 respectively.

The 59 Wall Street Fund, Inc.

Investment Adviser and
 Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.